Promissory note payable	6 Months Ended
Jun. 30, 2023
Promissory note payable
Promissory note payable

13. Promissory note payable

In conjunction with completion of the Arrangement, the Company acquired the following Promissory note (see Note 5):

The Company has a secured promissory note outstanding for amounts due for the provision of services by the noteholder. As of June 30, 2023, $481,149 was due under the note. The note is secured by the assets of a discontinued operation, bears interest at 8%, and is currently due.